Discontinued Operations and Other Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
Results of discontinued operations were as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Net sales	$638.0	$1,226.6	$1,454.1
Cost of sales	619.5	1,167.4	1,346.9
Selling, general, administrative and other operating expenses	55.2	78.7	103.6
Asset impairment	141.0	—	490.7
Loss on sale of business	98.4	—	—
Operating loss from discontinued operations	(276.1)	(19.5)	(487.1)
Interest and other expense	7.7	11.7	4.1
Income tax benefit	(33.1)	(13.0)	(100.4)
Net loss from discontinued operations	$(250.7)	$(18.2)	$(390.8)

Assets and liabilities of discontinued operations presented in the Consolidated Balance Sheets as of December 31, 2019 and 2018 include the following:

	December 31, 2019	December 31, 2018
	(in millions)
Inventories	$41.6	$248.2
Prepaid expenses and other assets	—	8.2
Property, plant, and equipment, net	64.4	132.1
Operating lease right-of-use assets	7.5	—
Goodwill	53.5	53.5
Intangible assets	38.6	43.8
Valuation allowance	(74.5)	—
Total assets of discontinued operations	$131.1	$485.8

Accrued expenses and other liabilities	$8.3	$6.0
Operating lease liabilities	8.2	—
Total liabilities of discontinued operations	$16.5	$6.0

The following table represents detail of assets held for sale as of December 31, 2019:

December 31, 2019
(in millions)
Inventories	$9.4
Property, plant, and equipment, net	40.9
Goodwill	5.7
Intangible assets, net	9.4
Valuation allowance	(41.1)
Total assets held for sale	$24.3